Lease Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Leases [Abstract]
Present value of minimum capital lease payments, net of current portion	$ 7.4
Property leased under capital leases	11.8	$ 12.4
Accumulated depreciation	6.4	5.4
Rental expense, net of sublease income	$ 24.5	$ 25.5	$ 25.8